THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 01/18/02 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON 02/14/03.

                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/2001

Check here if Amendment: [ X ]      Amendment number:   [ 1 ]

This Amendment (check only one):
         [   ]   is a restatement.
         [ X ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Noesis Corporation
         Address:          610 Newport Center Drive, Suite 1240
                           Newport Beach, California 92660

13F File Number:           028-04193

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Vice President and Chief Financial Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                  /s/ Steve Mizusawa
                  -----------------------------------------------
                  Newport Beach, California      October 31, 2002

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
                               NOESIS CORPORATION.

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 112

Form 13F Information Value Total (thousands): $84,192


                                                        Noesis Corporation
                                                              FORM 13F
                                                          December 31, 2001

                                  Voting Authority
                             --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      410    16700 SH       Sole                    16700
AIRGAS INC                     COM              009363102      573    37900 SH       Sole                    37900
ALBERTSONS INC                 COM              013104104      913    29000 SH       Sole                    29000
ALLIANCE CAPITAL MANAGEMENT LP COM              01855a101      604    12500 SH       Sole                    12500
AMC ENTERTAINMENT INC          COM              001669100      124    10300 SH       Sole                    10300
APACHE CORP                    COM              037411105     1504    30160 SH       Sole                    30160
ARCHER-DANIELS-MIDLAND CO      COM              039483102      434    30215 SH       Sole                    30215
ARVINMERITOR INC               COM              043353101      465    23700 SH       Sole                    23700
AUTOZONE INC COM               COM              053332102      201     2800 SH       Sole                     2800
BAKER HUGHES INC COM           COM              057224107     1207    33100 SH       Sole                    33100
BEDFORD PROPERTY INVESTORS INC COM              076446301      452    20100 SH       Sole                    20100
BELLSOUTH CORP                 COM              079860102     1530    40100 SH       Sole                    40100
BEST BUY COMPANY INC           COM              086516101     1110    14900 SH       Sole                    14900
BLACK & DECKER CORP            COM              091797100     1177    31200 SH       Sole                    31200
BOSTON SCIENTIFIC CORP         COM              101137107      576    23900 SH       Sole                    23900
BRINKER INTERNATIONAL INC      COM              109641100     1056    35500 SH       Sole                    35500
BROADWING INC                  COM              111620100      407    42800 SH       Sole                    42800
CAPSTEAD MTG CORP COM NO PAR   COM              14067e506      693    29500 SH       Sole                    29500
CEDAR FAIR LP-DEP RCPTS REPSTG COM              150185106      327    13200 SH       Sole                    13200
COMPUTER ASSOCIATES INTL INC   COM              204912109      417    12100 SH       Sole                    12100
COUNTRYWIDE CREDIT INDS INC    COM              222372104      209     5100 SH       Sole                     5100
CYPRESS SEMICONDUCTOR CORP     COM              232806109     1883    94500 SH       Sole                    94500
DAIMLERCHRYSLER A.G. COM       COM              d1668r123     1188    28500 SH       Sole                    28500
DIAL CORP NEW                  COM              25247d101      636    37100 SH       Sole                    37100
DISNEY WALT CO COM             COM              254687106     1187    57300 SH       Sole                    57300
DOLE FOOD CO INC               COM              256605106      287    10700 SH       Sole                    10700
DOVER CORP                     COM              260003108     1939    52300 SH       Sole                    52300
DOW CHEM CO COM                COM              260543103     2189    64800 SH       Sole                    64800
EATON CORP                     COM              278058102     1927    25900 SH       Sole                    25900
ENZO BIOCHEM INC               COM              294100102      258    11000 SH       Sole                    11000
EQUIFAX INC                    COM              294429105      536    22200 SH       Sole                    22200
FDX CORP                       COM              31428x106      244     4700 SH       Sole                     4700
FEDERAL SIGNAL CORP COM        COM              313855108      782    35100 SH       Sole                    35100
GAP INC DEL COM                COM              364760108      676    48500 SH       Sole                    48500
GENERAL MOTORS CORP            COM              370442105     1774    36500 SH       Sole                    36500
GILLETTE CO COM                COM              375766102      284     8500 SH       Sole                     8500
GOLDEN STATE BANCORP INC       COM              381197102     1794    68600 SH       Sole                    68600
GREAT ATL & PAC TEA COM        COM              390064103      528    22200 SH       Sole                    22200
GRIFFON CORP                   COM              398433102      343    22900 SH       Sole                    22900
GTECH HOLDINGS CORP            COM              400518106     1454    32100 SH       Sole                    32100
HANCOCK FABRICS INC            COM              409900107      527    40100 SH       Sole                    40100
HASBRO INC                     COM              418056107      170    10500 SH       Sole                    10500
HILLENBRAND INDUSTRIES INC     COM              431573104      260     4700 SH       Sole                     4700
HONDA MOTOR LTD AMERN SHS      COM              438128308      742     9100 SH       Sole                     9100
HORMEL FOODS CORP              COM              440452100      285    10600 SH       Sole                    10600
HOUSEHOLD INTL INC COM         COM              441815107     1020    17600 SH       Sole                    17600
IKON OFFICE SOLUTIONS INC      COM              451713101      914    78200 SH       Sole                    78200
INPUT/OUTPUT INC               COM              457652105      165    20100 SH       Sole                    20100
INTERNATIONAL FLAV&FRA COM     COM              459506101     1557    52400 SH       Sole                    52400
INTERSTATE BAKERIES CORP-DEL N COM              46072h108     1412    58400 SH       Sole                    58400
Imperial Credit Mortgage       COM                              99    11600 SH       Sole                    11600
J P MORGAN & CO INC            COM              46625h100      887    24400 SH       Sole                    24400
JACOBS ENGINEERING GROUP INC   COM              469814107      429     6500 SH       Sole                     6500
JOHNSON CONTROLS INC           COM              478366107      266     3300 SH       Sole                     3300
KAUFMAN & BROAD HOME CORP      COM              48666k109      273     6800 SH       Sole                     6800
KIMCO REALTY CORP              COM              49446r109     1543    47200 SH       Sole                    47200
LA QUINTA PROPERTIES INC PAIRE COM              50419q409      126    21900 SH       Sole                    21900
LANDS END INC                  COM              515086106      306     6100 SH       Sole                     6100
LEGG MASON INC                 COM              524901105     1354    27100 SH       Sole                    27100
LOCKHEED MARTIN CORP           COM              539830109      285     6100 SH       Sole                     6100
LOWES COS INC COM              COM              548661107      947    20400 SH       Sole                    20400
LSI LOGIC CORP COM             COM              502161102     2449   155200 SH       Sole                   155200
LYONDELL CHEMICAL COMPANY      COM              552078107     1361    95000 SH       Sole                    95000
MCDERMOTT INTERNATIONAL INC    COM              580037109      787    64100 SH       Sole                    64100
MCKESSON HBOC INC COM          COM              58155q103      243     6500 SH       Sole                     6500
MDC HOLDINGS INC-DEL           COM              552676108      860    22750 SH       Sole                    22750
MODIS PROFESSIONAL SVCS INC    COM              607830106      109    15300 SH       Sole                    15300
MOOG INC-CL A                  COM              615394202      203     9300 SH       Sole                     9300
MOTOROLA INC COM               COM              620076109     1257    83700 SH       Sole                    83700
MUELLER INDUSTRIES INC         COM              624756102      848    25500 SH       Sole                    25500
NATIONAL DATA CORP             COM              635621105     1607    46500 SH       Sole                    46500
NATIONAL GOLF PROPERTIES INC   COM              63623g109      104    11700 SH       Sole                    11700
NORFOLK SOUTHERN CORP COM      COM              655844108      394    21500 SH       Sole                    21500
OCEAN ENERGY INC TEX (NEW)     COM              67481e106      528    27500 SH       Sole                    27500
ORGANOGENESIS INC              COM              685906109      117    24400 SH       Sole                    24400
PACTIV CORP                    COM              695257105      527    29700 SH       Sole                    29700
PEP BOYS-MANNY MOE & JACK      COM              713278109      753    43900 SH       Sole                    43900
PEPSICO INC                    COM              713448108      229     4700 SH       Sole                     4700
PFIZER INC                     COM              717081103      558    14000 SH       Sole                    14000
PHARMACEUTICAL RESOURCES INC   COM              717125108      909    26900 SH       Sole                    26900
PHILADELPHIA SUBURBAN CORP NEW COM              718009608      890    39475 SH       Sole                    39475
PLAINS RESOURCES INC NEW $0.10 COM              726540503      342    13900 SH       Sole                    13900
PLAYTEX PRODUCTS INC           COM              72813p100      229    23500 SH       Sole                    23500
POLYONE CORP                   COM              73179p106      692    70600 SH       Sole                    70600
PUBLIC STORAGE INC             COM              74460d109     2198    65800 SH       Sole                    65800
RAYTHEON CO-CL B               COM              755111408     1046    32200 SH       Sole                    32200
REYNOLDS & REYNOLDS CO-CL A    COM              761695105     1198    49400 SH       Sole                    49400
SCHLUMBERGER LTD               COM              806857108      330     6000 SH       Sole                     6000
SHOPKO STORES INC              COM              824911101      198    20800 SH       Sole                    20800
SIERRA HEALTH SERVICES INC     COM              826322109      162    20000 SH       Sole                    20000
SLM HLDG CORP COM              COM              90390u102     1185    14100 SH       Sole                    14100
STANDARD PACIFIC CORP NEW      COM              85375c101      430    17700 SH       Sole                    17700
STATE STREET CORP              COM              857477103     2194    42000 SH       Sole                    42000
SUPERIOR INDUSTRIES INTL INC   COM              868168105      704    17500 SH       Sole                    17500
TAUBMAN CENTERS INC            COM              876664103     1746   117600 SH       Sole                   117600
TESORO PETE CORP COM           COM              881609101      147    11200 SH       Sole                    11200
TEXAS INDS INC COM             COM              882491103      731    19800 SH       Sole                    19800
THOMAS & BETTS CORP            COM              884315102      391    18500 SH       Sole                    18500
THORNBURG MORTGAGE INC         COM              885218107      469    23800 SH       Sole                    23800
TRINITY INDS INC COM           COM              896522109      478    17600 SH       Sole                    17600
UCAR INTERNATIONAL INC         COM              90262k109      505    47200 SH       Sole                    47200
UNITEDHEALTH GROUP INC         COM              91324p102      226     3200 SH       Sole                     3200
UNIVERSAL HEALTH SERVICES INC  COM              913903100     1335    31200 SH       Sole                    31200
US AIRWAYS GROUP INC COM       COM              911905107      148    23300 SH       Sole                    23300
UTILICORP UNITED INC           COM              918005109      987    39200 SH       Sole                    39200
VESTA INSURANCE GROUP INC      COM              925391104       83    10400 SH       Sole                    10400
VIACOM INC CL A                COM              925524100     1199    27100 SH       Sole                    27100
VINTAGE PETROLEUM INC          COM              927460105      272    18800 SH       Sole                    18800
WESTERN DIGITAL CORP           COM              958102105      125    20000 SH       Sole                    20000
WILLIAMS COMPANIES INC         COM              969457100      482    18900 SH       Sole                    18900
WOLVERINE WORLD WIDE COM       COM              978097103      190    12600 SH       Sole                    12600
csusmeg                        COM                            1171    23500 SH       Sole                    23500
REPORT SUMMARY                112 DATA RECORDS               84192
  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
